Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	$ 9,767,501	¥ 67,156,453	¥ 54,102,019	¥ 38,178,844
Cost of revenues
Total cost of revenues	(5,636,384)	(38,752,957)	(28,189,326)	(16,515,032)
Gross profit	4,131,117	28,403,496	25,912,693	21,663,812
Operating expenses:
Selling and marketing expenses	(1,385,568)	(9,526,470)	(6,957,596)	(4,481,815)
General and administrative expenses	(464,190)	(3,191,537)	(2,429,858)	(1,506,154)
Research and development expenses	(1,133,379)	(7,792,550)	(4,371,428)	(3,046,979)
Total operating expenses	(2,983,137)	(20,510,557)	(13,758,882)	(9,034,948)
Operating profit	1,147,980	7,892,939	12,153,811	12,628,864
Other income/(expenses):
Investment income/(losses), net	(3,238)	(22,266)	362,113	200,333
Interest income, net	85,451	587,518	667,323	541,969
Exchange gains/(losses)	(16,482)	(113,323)	(448,827)	146,510
Other, net	87,154	599,230	277,080	377,685
Income before tax	1,300,865	8,944,098	13,011,500	13,895,361
Income tax	(358,764)	(2,466,681)	(2,162,363)	(2,102,498)
Net income	942,101	6,477,417	10,849,137	11,792,863
Accretion and deemed dividends in connection with repurchase of redeemable noncontrolling interests	(36,084)	(248,098)
Net income attributable to noncontrolling interests and redeemable noncontrolling interests	(11,186)	(76,912)	(141,198)	(188,343)
Net income attributable to the NetEase, Inc.'s shareholders	894,831	6,152,407	10,707,939	11,604,520
Net income	942,101	6,477,417	10,849,137	11,792,863
Other comprehensive income
Unrealized losses on available-for-sale securities, net of tax | ¥			(23,321)	(232,633)
Reclassification adjustment for losses on available-for-sale securities recorded in net income, nil of tax | ¥				266,660
Foreign currency translation adjustment	2,709	18,624	(1,573)
Total other comprehensive income	2,709	18,624	(24,894)	34,027
Total comprehensive income	944,810	6,496,041	10,824,243	11,826,890
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(11,186)	(76,912)	(141,198)	(188,343)
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 933,624	¥ 6,419,129	¥ 10,683,045	¥ 11,638,547
Net income per share, basic (in CNY and dollars per share) | (per share)	$ 0.28	¥ 1.90	¥ 3.25	¥ 3.54
Net income per ADS, basic (in CNY and dollars per share) | (per share)	6.91	47.54	81.36	88.40
Net income per share, diluted (in CNY and dollars per share) | (per share)	0.27	1.89	3.23	3.51
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	$ 6.87	¥ 47.26	¥ 80.74	¥ 87.72
Weighted average number of ordinary shares outstanding, basic (in shares)	3,235,324	3,235,324	3,290,312	3,281,729
Weighted average number of ADS outstanding, basic (in shares)	129,413	129,413	131,612	131,269
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,254,689	3,254,689	3,315,478	3,307,109
Weighted average number of ADS outstanding, diluted (in shares)	130,188	130,188	132,619	132,284
Services
Net revenues:
Total net revenues	$ 7,056,786	¥ 48,518,932	¥ 42,654,982	¥ 33,748,455
Cost of revenues
Total cost of revenues	(3,067,362)	(21,089,648)	(17,741,107)	(12,602,876)
Products
Net revenues:
Total net revenues	2,710,715	18,637,521	11,447,037	4,430,389
Cost of revenues
Total cost of revenues	$ (2,569,022)	¥ (17,663,309)	¥ (10,448,219)	¥ (3,912,156)